Partners' Capital, Equity and Incentive Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Summary of Award Activity Under 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and Related Information
The following is a summary of award activity under the 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and related information for the years ended December 31, 2014, 2013 and 2012:

	2010 Equity Incentive Plan					2013 Equity Incentive Plan
	Number of Class O units	Weighted average exercise price	Weighted average fair value	Number of Class RS units	Weighted average price	Options	Weighted average exercise price	Weighted average fair value	Restricted Stock	Weighted average price
Outstanding at January 1, 2012	699,368	$20.00	$4.38	50,000	$—	—	$—	$—	—	$—
Granted	908,925	25.00	$1.99	150,000	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction(1)	—	—	—	(21,250)	—	—	—	—	—	—
Cancelled/Expired	(136,350)	—	4.41	—	—	—	—	—	—	—
Outstanding at December 31, 2012	1,471,943	$23.09	$2.84	178,750	$—	—	$—	$—	—	$—
Granted	224,244	25.00	10.62	—	—	370,410	21.00	3.50	108,629	21.00
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction(1)	—	—	—	(5,000)	—	—	—	—	—	—
Cancelled/Expired	(73,440)	—	5.31	—	—	(2,500)	—	3.52	—	—
Outstanding at December 31, 2013	1,622,747	$23.44	$3.84	173,750	$21.86	367,910	$21.00	$3.50	108,629	$21.00
Granted	—	—	—	—	—	238,039	25.59	4.96	172,102	32.66
Exercised(2)	(15,750)	20.71	4.75	—	—	(3,000)	21.00	3.52	(25,786)	21.00
Released from restriction(1)	—	—	—	(99,125)	—	—	—	—	—	—
Cancelled/Expired(3)	(88,280)	26.70	6.05	—	—	(18,000)	21.00	3.52	(8,160)	21.00
Outstanding at December 31, 2014	1,518,717	$23.49	$3.75	74,625	$23.49	584,949	$22.87	$4.10	246,785	$29.13
(1)	This represents Class RS units that upon vesting have converted to Operating Partnership units.
(2)
This represents the Class A common stock that has been released from restriction and which was not surrendered by the holder to satisfy their statutory minimum federal and state tax obligations associated with the vesting of restricted common stock.

(3)
Includes 8,160 of restricted Class A common stock surrendered by certain employees to satisfy their statutory minimum federal and state tax obligations associated with the vesting of restricted common stock.

Summary of Assumptions and Fair Values for Restricted Stock and Options to Purchase Shares of Class A Common Stock Granted
The assumptions and fair values for Class O units, Class RS units, restricted stock and options to purchase shares of Class A common stock granted for the years ended December 31, 2014, 2013 and 2012 are included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

	2014	2013	2012
Fair value of Class RS Units granted	$—	$—	$7.15
Fair value of Class O Units granted	$—	$10.26 – $10.92	$1.79 – $2.32
Fair value of restricted stock granted	$25.51 – $35.51	$21.00	$—
Fair value of options granted	$4.94 – $5.98	$3.45 – $3.52	$—
Expected term (years)	5.5 – 6.1	5.5 – 7.0	4
Expected volatility	33%	32% – 40%	55%
Expected dividend yield	4.02 – 4.55%	5.5%	0%
Expected risk-free interest rates	1.7 – 1.9%	1.4% – 1.8%	0.17%

Summary of Information About Awards Outstanding
The following table summarizes information about awards outstanding as of December 31, 2014.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units	$—	74,625	2
Class O Units	$20 – 25	1,518,717	1
Total Operating Partnership awards outstanding		1,593,342

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock	$—	246,785	3
Options to purchase Class A common stock	$21 – 28.82	584,949	2
Total QTS Realty Trust, Inc. awards outstanding		831,734